UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Municipal Income Fund (NAD)
	(formerly known as Nuveen Dividend Advantage Municipal Fund)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.7% (97.6% of Total Investments)

	MUNICIPAL BONDS – 151.4% (97.5% of Total Investments)

	Arizona – 3.2% (2.1% of Total Investments)
$ 2,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	$ 2,261,160
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien
	Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,530,386
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,829,432
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	646,800
5,000	5.000%, 12/01/37	No Opt. Call	BBB+	6,438,150
18,050	Total Arizona			20,705,928
	California – 13.8% (8.9% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series	No Opt. Call	AA–	773,241
	1999A, 0.000%, 10/01/37 – NPFG Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	5,075,428
200	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	109,208
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,987,650
	2013S-4, 5.000%, 4/01/38
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA– (4)	3,380,656
	5.000%, 11/15/42 (Pre-refunded 11/15/16)
4,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	4,375,760
	Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)
4,300	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	AA–	4,379,464
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/16 at 100.00	AA–	65,248
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,952,313
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,597,040
	Obligated Group, Series 2010, 5.250%, 11/01/30
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	7,122,394
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (4)	5,230,250
	Election 2006 Series 2007A, 5.000%, 8/01/31 (Pre-refunded 8/01/17) – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series	8/17 at 49.41	Aa2	974,800
	2007C, 0.000%, 8/01/31 – NPFG Insured
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BBB–	3,642,330
	Refunding Series 2013A, 6.000%, 1/15/49
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	2,962,455
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	2,865,765
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,680	4.500%, 6/01/27	6/17 at 100.00	B	4,763,819
12,805	5.000%, 6/01/33	6/17 at 100.00	B–	12,905,263
1,000	5.125%, 6/01/47	6/17 at 100.00	B–	1,000,250
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,546,125
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,280,684
	2009C, 6.500%, 11/01/39
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA (4)	2,008,380
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 (Pre-refunded 9/01/16) – AGM Insured
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	6,878,527
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	1,902,791
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
90,320	Total California			88,779,841
	Colorado – 12.5% (8.0% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	AA	1,143,439
	2007, 5.000%, 12/01/37 – RAAI Insured
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A	1,744,584
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A–	3,900,132
	Series 2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A–	2,558,612
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	5,622,180
	Series 2013A, 5.250%, 1/01/45
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	4,458,200
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	7,084,925
	9/01/25 – NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	16,251,000
	9/01/31 – NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%,	9/26 at 54.77	AA–	4,860,375
	9/01/38 – NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%,	No Opt. Call	AA–	32,748,594
	3/01/36 – NPFG Insured
123,770	Total Colorado			80,372,041
	Connecticut – 0.0% (0.0% of Total Investments)
4,304	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	172,030
	2013A, 6.050%, 7/01/31 (5)
	Florida – 7.6% (4.9% of Total Investments)
2,735	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015,	11/24 at 100.00	A2	3,270,240
	5.000%, 11/15/35
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	2,631,000
	Refunding and Improvement Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
2,005	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	2,367,143
	Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	3,527,760
	5.000%, 7/01/42
2,200	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series	No Opt. Call	A–	2,203,938
	2004A, 1.550%, 7/01/39 (Mandatory put 7/01/21)
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/19 at 100.00	A	1,857,574
	Inc., Series 2009, 5.125%, 10/01/26
2,390	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	10/26 at 100.00	A	2,590,473
	Inc., Series 2016B, 4.000%, 10/01/45
22,000	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	22,797,060
	South Florida, Series 2007, 5.000%, 8/15/37 (UB)
7,370	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA–	7,631,561
	South Florida, Series 2007, 5.000%, 8/15/42 (UB) (6)
45,865	Total Florida			48,876,749
	Georgia – 2.3% (1.5% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA–	6,190,100
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	N/R (4)	5,221,700
	Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 (Pre-refunded 7/15/17) –
	AMBAC Insured
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,354,660
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
13,000	Total Georgia			14,766,460
	Idaho – 0.5% (0.3% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding
	Series 2016:
1,795	5.000%, 9/01/23	No Opt. Call	BB+	2,109,035
1,000	5.000%, 9/01/29	9/26 at 100.00	BB+	1,181,560
2,795	Total Idaho			3,290,595
	Illinois – 22.6% (14.6% of Total Investments)
4,325	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	2,484,540
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	8,471,870
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
285	5.500%, 12/20/19 (Alternative Minimum Tax)	10/16 at 100.00	AA–	285,858
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/16 at 100.00	AA–	1,212,553
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/16 at 100.00	AA–	1,928,465
4,115	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 –	No Opt. Call	AA–	2,061,039
	FGIC Insured
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	AA–	25,445,873
	1999, 5.500%, 1/01/23 – FGIC Insured
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	1,716,690
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,144,560
	8/15/47 – AGC Insured (UB)
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,186,965
	5.500%, 2/01/40 – AMBAC Insured
11,520	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series	7/26 at 100.00	A+	12,363,840
	2016A, 4.000%, 7/01/37
1,420	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%,	2/27 at 100.00	BBB	1,622,549
	2/15/36 (WI/DD, Settling 8/16/16)
1,800	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	1,900,314
	5.000%, 5/15/19 – AGM Insured
2,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	2,669,085
	Series 2015B, 5.000%, 11/15/39
4,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	4,352,200
	Refunding Series 2008A, 6.000%, 8/15/23
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	653,201
410	5.000%, 8/15/44	8/25 at 100.00	Baa1	474,354
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	AA+ (4)	1,275,593
	(Pre-refunded 7/01/17)
5,915	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	6,010,291
	Refunding Series 2007A, 5.250%, 5/01/34
4,225	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/37	6/26 at 100.00	BBB+	4,189,383
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,787,260
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	10/16 at 100.00	N/R	1,334,880
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (7)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Refunding Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	10,272,973
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	10,496,070
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	25,808,767
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,320,995
2,250	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/29	3/25 at 100.00	A	2,731,433
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	4,044,917
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2	2,394,835
	0.000%, 11/01/18 – AGM Insured
145,955	Total Illinois			145,641,353
	Indiana – 3.6% (2.3% of Total Investments)
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	4,103,188
	Refunding 2015A, 5.000%, 12/01/40
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	5,283,825
	5.250%, 12/01/38
970	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	993,232
	Indiana, Series 2007, 5.500%, 3/01/37
1,030	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,059,530
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
2,860	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	2,950,405
	Tender Option Bond Trust 2015-XF0068, 7.390%, 1/01/25 (Alternative Minimum Tax) (IF)
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	8,837,743
	(Pre-refunded 1/01/17) – NPFG Insured
21,605	Total Indiana			23,227,923
	Iowa – 1.7% (1.1% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	B+	1,444,563
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	10/16 at 100.00	B+	2,420,145
7,000	5.625%, 6/01/46	10/16 at 100.00	B+	7,018,410
10,755	Total Iowa			10,883,118
	Kansas – 0.0% (0.0% of Total Investments)
10	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	7,640
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.4% (0.2% of Total Investments)
2,670	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	2,384,444
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43 (8)
	Louisiana – 2.1% (1.3% of Total Investments)
3,950	Louisiana Public Facilities Authority, Revenue Bonds, Nineteenth Judicial District Court	6/17 at 100.00	AA– (4)	4,116,295
	Building Project, Series 2007, 5.500%, 6/01/41 (Pre-refunded 6/01/17) – NPFG Insured
6,525	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	6,736,541
	Series 2007A, 5.500%, 5/15/47
2,475	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	2,573,678
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
12,950	Total Louisiana			13,426,514
	Maine – 0.8% (0.5% of Total Investments)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical
	Center Obligated Group Issue, Series 2016A:
2,275	4.000%, 7/01/41	7/26 at 100.00	BBB	2,368,639
1,420	4.000%, 7/01/46	7/26 at 100.00	BBB	1,472,412
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,203,038
	Center, Series 2011, 6.750%, 7/01/41
4,745	Total Maine			5,044,089
	Massachusetts – 2.9% (1.8% of Total Investments)
2,840	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	AAA	3,085,433
	(Pre-refunded 7/01/18)
1,160	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	N/R (4)	1,262,811
	(Pre-refunded 7/01/18)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/16 at 100.00	AA	4,380,278
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	673,971
	Series 2008E-1 &2, 5.125%, 7/01/33 (Pre-refunded 7/01/18)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,566,179
	University Issue, Series 2009A, 5.750%, 7/01/39
2,660	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,811,966
	(Alternative Minimum Tax)
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,717,258
	2013A, 5.000%, 5/15/43
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	AA–	974,061
	1997A, 0.000%, 1/01/24 – NPFG Insured
17,325	Total Massachusetts			18,471,957
	Michigan – 5.3% (3.4% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	1,015,555
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,730,576
	7/01/31 – BHAC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	10/16 at 100.00	AA	4,016,240
	5.000%, 7/01/32 – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	474,810
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/37 – AGM Insured
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	4,318,049
	5.000%, 12/01/32
2,695	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	No Opt. Call	AAA	2,716,614
	5.000%, 10/01/16
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA	2,816,450
	5.000%, 10/15/23 – AGC Insured
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	12,229,400
	5.000%, 4/15/34
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,333,253
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	No Opt. Call	A	3,403,170
	Airport, Series 2012A, 5.000%, 12/01/37
29,905	Total Michigan			34,054,117
	Minnesota – 1.1% (0.7% of Total Investments)
6,375	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A+ (4)	7,247,674
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
	Missouri – 3.2% (2.1% of Total Investments)
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	4/26 at 100.00	N/R	399,972
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	5,285,980
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	3,530,550
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	6,403,921
	CoxHealth, Series 2013A, 5.000%, 11/15/48
5,025	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Senior	No Opt. Call	AAA	5,141,279
	Lien Series 2010C, 5.000%, 2/01/17
22,970	Total Missouri			20,761,702
	Nebraska – 0.1% (0.1% of Total Investments)
470	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	553,984
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Nevada – 9.4% (6.0% of Total Investments)
4,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	4,493,920
	5.250%, 7/01/38
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,579,400
9,725	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	10,933,526
	International Airport, Series 2010A, 5.250%, 7/01/42
15,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	15,549,750
	Series 2007B, 5.250%, 7/01/31 – BHAC Insured (UB) (6)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	1,805,595
	6/15/30 (Pre-refunded 6/15/19)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	Aa1	6,168,300
4,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	4,855,720
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	10/16 at 100.00	AA–	4,987,150
54,225	Total Nevada			60,373,361
	New Jersey – 6.7% (4.3% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,275,890
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
3,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	No Opt. Call	AA–	4,409,335
	2005N-1, 5.500%, 9/01/27 – FGIC Insured
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	1,659,525
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	477,531
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A–	13,909,421
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A–	8,986,000
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A–	4,325,800
	5.750%, 6/15/18
875	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	997,395
	5.250%, 6/15/33
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	672,800
6,080	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	6,145,238
	Series 2007-1A, 4.625%, 6/01/26
59,150	Total New Jersey			42,858,935
	New York – 7.9% (5.1% of Total Investments)
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,267,211
	2011A, 5.250%, 2/15/47
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,501,583
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
2,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,813,500
	Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,988,700
	Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,753,050
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,421,940
	Center Project, Series 2011, 5.750%, 11/15/51
1,495	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB	1,663,875
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/26 (Mandatory put 8/01/21) (Alternative Minimum Tax)
7,600	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	7,933,564
	Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	10/16 at 100.00	Baa1	5,150,000
1,670	6.000%, 12/01/36	12/20 at 100.00	Baa1	1,973,923
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/16 at 100.00	AA–	10,387,800
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
46,120	Total New York			50,855,146
	North Carolina – 0.9% (0.6% of Total Investments)
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	1,587,915
	Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+	3,994,252
	Refunding Series 2012A, 5.000%, 10/01/31
4,900	Total North Carolina			5,582,167
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,827,286
	6.250%, 11/01/31
	Ohio – 6.4% (4.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,799,834
345	5.125%, 6/01/24	6/17 at 100.00	B–	340,753
6,315	5.875%, 6/01/30	6/17 at 100.00	B–	6,315,632
1,890	5.750%, 6/01/34	6/17 at 100.00	B–	1,881,495
1,000	6.500%, 6/01/47	6/17 at 100.00	B–	1,022,580
3,950	5.875%, 6/01/47	6/17 at 100.00	B–	3,947,946
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	6,268,007
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A	7,028,220
	5.250%, 11/01/29
3,480	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	10/16 at 100.00	A–	3,502,446
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,114,770
	Project, Series 2009E, 5.625%, 10/01/19
2,080	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series	1/26 at 100.00	A	2,236,894
	2016A, 4.000%, 1/15/46
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,799,670
1,845	5.000%, 2/15/48	2/23 at 100.00	A+	2,140,274
1,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc.,	No Opt. Call	A–	1,801,530
	Series 2004, 2.250%, 7/01/21
270	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/16 at 100.00	Aa1	271,137
39,430	Total Ohio			41,471,188
	Oklahoma – 0.7% (0.5% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,210,930
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical
	Center, Refunding Series 2015A:
1,000	5.000%, 8/15/26	8/25 at 100.00	AA–	1,265,420
1,750	5.000%, 8/15/28	8/25 at 100.00	AA–	2,184,455
3,750	Total Oklahoma			4,660,805
	Pennsylvania – 4.4% (2.9% of Total Investments)
4,550	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/26 at 100.00	A+	5,031,026
	System Project, Refunding Series 2016A, 4.000%, 6/01/32
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	176,285
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
255	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	277,759
	12/01/43 – AGM Insured
835	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	919,986
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,504,305
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB) (6)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	10,370,704
	0.000%, 12/01/38 (8)
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	6,729,950
	6/01/33 – AGM Insured
3,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series	8/25 at 100.00	AA	3,553,320
	2016, 5.000%, 8/15/42 (WI/DD, Settling 8/15/16) – BAM Insured
23,500	Total Pennsylvania			28,563,335
	Puerto Rico – 0.7% (0.4% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	10/16 at 100.00	AA–	4,332,594
	4.500%, 12/01/23
	South Carolina – 1.4% (0.9% of Total Investments)
1,950	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/20 at 100.00	AA	2,195,954
	Refunding Series 2010A, 5.000%, 11/01/37
1,250	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	848,438
	0.000%, 1/01/31 – AMBAC Insured
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,851,600
	Improvement Series 2015A, 5.000%, 12/01/55
8,200	Total South Carolina			8,895,992
	South Dakota – 0.1% (0.0% of Total Investments)
365	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	433,824
	Series 2015, 5.000%, 11/01/45
	Tennessee – 0.4% (0.2% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,318,570
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Texas – 12.7% (8.2% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	10/16 at 100.00	C	43,418
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,302,900
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
2,770	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	3,154,338
	5.000%, 11/01/38 (Alternative Minimum Tax)
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,409,860
	5.000%, 11/01/42 (Alternative Minimum Tax)
2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General	No Opt. Call	AAA	1,850,886
	Obligation Bonds, Capital Appreciation, Refunding Series 1998, 0.000%, 8/15/25
1,545	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,845,503
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
730	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	450,213
	0.000%, 11/15/30 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	1,212,990
	2014A, 5.000%, 11/15/30
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA	2,154,138
	Series 2001A, 0.000%, 11/15/20 – NPFG Insured
210	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA	235,028
	5.125%, 11/15/32 – AGC Insured
3,790	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA (4)	4,258,368
	5.125%, 11/15/32 (Pre-refunded 5/15/19) – AGC Insured
225	Houston, Texas, General Obligation Bonds, Series 2007A, 5.000%, 3/01/32 – NPFG Insured	3/17 at 100.00	AA	230,618
875	Houston, Texas, General Obligation Bonds, Series 2007A, 5.000%, 3/01/32 (Pre-refunded	3/17 at 100.00	AA– (4)	898,319
	3/01/17) – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	2,012,809
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	7,390,631
2,275	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	2,786,466
	Bonds, Refunding Series 2015A, 5.000%, 8/15/40
65	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 100.00	AAA	68,028
	Bonds, Series 2008, 5.000%, 8/15/23
1,500	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 100.00	N/R (4)	1,569,585
	Bonds, Series 2008, 5.000%, 8/15/23 (Pre-refunded 8/15/17)
1,105	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+	1,185,632
	5.750%, 1/01/40
1,120	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+ (4)	1,201,973
	5.750%, 1/01/40 (Pre-refunded 1/01/18)
4,105	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A	4,816,684
	5.000%, 1/01/40
7,855	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	9,463,625
	5.000%, 1/01/33
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	No Opt. Call	AA	3,575,899
	Revenue Bonds, Tender Option Bond Trust 1760-3, 16.277%, 8/15/16 (IF)
705	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	772,574
	Bonds, Scott & White Healthcare Project, Series 2016A, 4.000%, 11/15/42
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,050	5.000%, 12/15/26	No Opt. Call	A3	2,405,757
8,230	5.000%, 12/15/29	No Opt. Call	A3	9,509,271
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,825,200
	Refunding Series 2012A, 5.000%, 8/15/41
2,100	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	2,477,055
	Refunding Series 2015C, 5.000%, 8/15/33
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School
	Building Series 2010:
5,165	0.000%, 8/15/34	No Opt. Call	AAA	2,314,230
6,135	0.000%, 8/15/37	No Opt. Call	AAA	2,302,097
89,015	Total Texas			81,724,095
	Virginia – 2.1% (1.4% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,552,665
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	1,763,805
	System Obligated Group, Series 2013, 5.000%, 11/01/30
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	AA	1,004,380
	Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	3,432,660
	Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B,
	5.000%, 11/01/46
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	5,864,880
	Series 2007B1, 5.000%, 6/01/47
14,000	Total Virginia			13,618,390
	Washington – 7.0% (4.5% of Total Investments)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,741,920
	Refunding Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,305,760
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	3,311,944
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	17,037,367
18,470	0.000%, 1/01/21	No Opt. Call	AA+	17,514,360
45,470	Total Washington			44,911,351
	Wisconsin – 6.3% (4.1% of Total Investments)
4,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management	5/26 at 100.00	A–	4,545,420
	Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)
4,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	5/26 at 100.00	AA+	4,888,503
	Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/46
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+ (4)	7,722,641
	2006A, 5.000%, 11/15/36 (Pre-refunded 11/15/16)
600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	626,778
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
2,685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	7/26 at 100.00	N/R	2,832,407
	Inc., Series 2016, 4.000%, 7/01/46
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA	4,944,211
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,440,550
	Series 2012B, 5.000%, 2/15/32
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,745	6.000%, 5/01/36	5/19 at 100.00	AA–	7,667,244
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	5,831,901
37,180	Total Wisconsin			40,499,655
$ 1,009,664	Total Municipal Bonds (cost $870,106,381)			974,594,853

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 266	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 79,740
71	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	21,206
$ 337	Total Corporate Bonds (cost $30,169)				100,946

Shares	Description (1), (11)				Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)

	Diversified Other – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$ 163,463
32,524	Invesco Quality Municipal Income Trust				452,409
	Total Investment Companies (cost $530,611)				615,872
	Total Long-Term Investments (cost $870,667,161)				975,311,671

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.7% (2.4% of Total Investments)

	MUNICIPAL BONDS – 3.7% (2.4% of Total Investments)

	Minnesota – 0.5% (0.3% of Total Investments)
$ 3,275	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Allina	10/16 at 100.00	A–1	$ 3,275,000
	Health System, Variable Rate Demand Obligations, Series 2007C1, 0.450%, 11/15/34 (12)
	New York – 2.7% (1.8% of Total Investments)
17,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate	10/16 at 100.00	A–1	17,500,000
	Demand Obligations, Series 2005B-2, 0.350%, 1/01/32 (12)
	Pennsylvania – 0.5% (0.3% of Total Investments)
3,335	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A–2	3,335,000
	Republic Services Inc. Project, Variable Rate Demand Obligations, Refunding Series 2010A,
	0.750%, 4/01/19 (Mandatory put 10/03/16) (Alternative Minimum Tax) (12)
$ 24,110	Total Short-Term Investments (cost $24,110,000)			24,110,000
	Total Investments (cost $894,777,161) – 155.4%			999,421,671
	Floating Rate Obligations – (5.1)%			(32,815,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (52.4)% (13)			(337,000,000)
	Other Assets Less Liabilities – 2.1%			13,475,586
	Net Assets Applicable to Common Shares – 100%			$ 643,082,257

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$974,594,853	$ —	$974,594,853
Corporate Bonds	—	—	100,946	100,946
Investment Companies	615,872	—	—	615,872
Short-Term Investments:
Municipal Bonds	—	24,110,000	—	24,110,000
Total	$615,872	$998,704,853	$100,946	$999,421,671

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing difference in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $860,507,516.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$114,004,493
Depreciation	(7,905,230)
Net unrealized appreciation (depreciation) of investments	$106,099,263

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125%
to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from
5.700% to 4.275%.
(8)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(13)	Variable Rate MuniFund Term Preferred Shares, at liquidation preference as a percentage of Total
Investments is 33.7%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016